Employee-Related Liabilities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 177.1	$ 168.5
Actual rate of return on plan assets	14.60%	12.80%
Defined contribution plan cost	4.0	4.0	4.5
Other employee related liabilities	22.2	21.6
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.1	3.3
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	177.9
Expected rate of return on plan assets	8.50%	8.50%
Funded status of benefit plan	18.4	(19.5)
Accumulated benefit obligation, pension plan	159.5
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	181.2	171.8	176.0
Expected rate of return on plan assets	8.38%	8.34%	8.36%
Contribution to benefit plan	0.8	0.6
Expected contribution to benefit plans, next fiscal year	1.1
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to benefit plan	0.9	1.7
Expected contribution to benefit plans, next fiscal year	$ 1.3